PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Feb. 28, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
Prepaid expenses and other current assets consisted of the following:

	As of	As of
	February 28,	February 28,
	2018	2019

Prepaid rental	$29,814	$45,107
Prepayments to suppliers (1)	47,633	45,525
Interest receivable	8,655	5,848
Staff advances (2)	7,004	4,636
Loan to employees (3)	5,460	5,467
Other deposits	2,577	3,179
Prepaid VAT	2,626	5,643
Accounts receivables	16,459	50,222
Loans to third-parties (4)	5,531	24,410
Receivables of withoholding tax from employees for option exercise proceeds	3,628	-
Receivable for exercise of capped call option (Note 12)	-	6,901
Others	3,848	5,692

	$133,235	$202,630

(1)
Prepayments to suppliers are primarily for student recruitment services, advertising fees and server hosting fees. Student recruitment service fees are prepaid by the Group's study abroad business to recruitment agencies. Such prepayments are generally short-term and refundable if performance condition is not met.

(2)	Staff advances are provided to employees primarily for traveling, office expenses and other expenditures which are subsequently expensed as incurred.

(3)
The Group offers housing benefit plan to employees who have been employed by the Group for three years or more and met certain performance criteria. Under this benefit plan, the eligible employees receive interest-free loans for purposes of home purchases. Each loan has a term of four years and must be repaid by equal annual installments.

(4)	Loans to third-parties are generally mature in less than one year. Upon the maturity of the loans, they will be settled through repayment or conversion to equity interests of the borrowers.